Shareholder Report, Holdings (Details)	Jun. 30, 2026
International Tilts Master Portfolio | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
International Tilts Master Portfolio | ABB Ltd., Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
International Tilts Master Portfolio | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
International Tilts Master Portfolio | Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
International Tilts Master Portfolio | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
International Tilts Master Portfolio | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
International Tilts Master Portfolio | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
International Tilts Master Portfolio | BHP Group Ltd., Class DI [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
International Tilts Master Portfolio | Siemens AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
International Tilts Master Portfolio | Nestle SA, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
International Tilts Master Portfolio | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.50%
International Tilts Master Portfolio | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.20%
International Tilts Master Portfolio | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.10%
International Tilts Master Portfolio | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.10%
International Tilts Master Portfolio | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
International Tilts Master Portfolio | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.90%
International Tilts Master Portfolio | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.40%
International Tilts Master Portfolio | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.30%
International Tilts Master Portfolio | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
International Tilts Master Portfolio | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
International Tilts Master Portfolio | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[2]
International Tilts Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
U.S. Total Bond Index Master Portfolio | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%	[3],[4],[5]
U.S. Total Bond Index Master Portfolio | AA/Aa [Member]
Holdings [Line Items]
Percent of Total Investments	52.90%	[3],[4]
U.S. Total Bond Index Master Portfolio | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[3],[4]
U.S. Total Bond Index Master Portfolio | BBB/Baa [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[3],[4]
U.S. Total Bond Index Master Portfolio | N/R [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3],[4]
U.S. Total Bond Index Master Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[3]
U.S. Total Bond Index Master Portfolio | U.S. Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%	[3]
U.S. Total Bond Index Master Portfolio | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[3]
U.S. Total Bond Index Master Portfolio | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[3]
U.S. Total Bond Index Master Portfolio | Non-Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[3]
U.S. Total Bond Index Master Portfolio | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
U.S. Total Bond Index Master Portfolio | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
U.S. Total Bond Index Master Portfolio | Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
S&P 500 Index Master Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[1]
S&P 500 Index Master Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
S&P 500 Index Master Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
S&P 500 Index Master Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
S&P 500 Index Master Portfolio | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
S&P 500 Index Master Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
S&P 500 Index Master Portfolio | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
S&P 500 Index Master Portfolio | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
S&P 500 Index Master Portfolio | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
S&P 500 Index Master Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
S&P 500 Index Master Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[6]
S&P 500 Index Master Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[6]
S&P 500 Index Master Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[6]
S&P 500 Index Master Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[6]
S&P 500 Index Master Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[6]
S&P 500 Index Master Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[6]
S&P 500 Index Master Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
S&P 500 Index Master Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
S&P 500 Index Master Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[6]
S&P 500 Index Master Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
S&P 500 Index Master Portfolio | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6],[7]
S&P 500 Index Master Portfolio | Short-Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[6]
S&P 500 Index Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[6]
Large Cap Index Master Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[1]
Large Cap Index Master Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
Large Cap Index Master Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
Large Cap Index Master Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
Large Cap Index Master Portfolio | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Large Cap Index Master Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Large Cap Index Master Portfolio | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
Large Cap Index Master Portfolio | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Large Cap Index Master Portfolio | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Large Cap Index Master Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Large Cap Index Master Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%	[6]
Large Cap Index Master Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[6]
Large Cap Index Master Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[6]
Large Cap Index Master Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[6]
Large Cap Index Master Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[6]
Large Cap Index Master Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[6]
Large Cap Index Master Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[6]
Large Cap Index Master Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
Large Cap Index Master Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
Large Cap Index Master Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
Large Cap Index Master Portfolio | Short-Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
Large Cap Index Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)	[6]
Large Cap Index Master Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
Total International ex U.S. Index Master Portfolio | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Total International ex U.S. Index Master Portfolio | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Total International ex U.S. Index Master Portfolio | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
Total International ex U.S. Index Master Portfolio | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
Total International ex U.S. Index Master Portfolio | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
Total International ex U.S. Index Master Portfolio | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
Total International ex U.S. Index Master Portfolio | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
Total International ex U.S. Index Master Portfolio | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Total International ex U.S. Index Master Portfolio | Novartis AG, Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Total International ex U.S. Index Master Portfolio | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Total International ex U.S. Index Master Portfolio | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Total International ex U.S. Index Master Portfolio | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Total International ex U.S. Index Master Portfolio | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Total International ex U.S. Index Master Portfolio | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Total International ex U.S. Index Master Portfolio | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Total International ex U.S. Index Master Portfolio | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Total International ex U.S. Index Master Portfolio | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[2]
Total International ex U.S. Index Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
Total International ex U.S. Index Master Portfolio | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Total International ex U.S. Index Master Portfolio | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Total International ex U.S. Index Master Portfolio | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Total International ex U.S. Index Master Portfolio | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Diversified Equity Alpha Master Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1],[8]
Diversified Equity Alpha Master Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1],[8]
Diversified Equity Alpha Master Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1],[8]
Diversified Equity Alpha Master Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1],[8]
Diversified Equity Alpha Master Portfolio | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1],[8]
Diversified Equity Alpha Master Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1],[8]
Diversified Equity Alpha Master Portfolio | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1],[8]
Diversified Equity Alpha Master Portfolio | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1],[8]
Diversified Equity Alpha Master Portfolio | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1],[8]
Diversified Equity Alpha Master Portfolio | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1],[8]
Diversified Equity Alpha Master Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%	[6],[8]
Diversified Equity Alpha Master Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[6],[8]
Diversified Equity Alpha Master Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[6],[8]
Diversified Equity Alpha Master Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[6],[8]
Diversified Equity Alpha Master Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[6],[8]
Diversified Equity Alpha Master Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[6],[8]
Diversified Equity Alpha Master Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6],[8]
Diversified Equity Alpha Master Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[6],[8]
Diversified Equity Alpha Master Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6],[8]
Diversified Equity Alpha Master Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6],[8]
Diversified Equity Alpha Master Portfolio | Short-Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[6],[8]
Diversified Equity Alpha Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)	[6],[8]
Diversified Equity Alpha Master Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[6],[8]
Treasury Money Market Master Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Treasury Money Market Master Portfolio | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Treasury Money Market Master Portfolio | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Money Market Master Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Money Market Master Portfolio | U.S. Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Money Market Master Portfolio | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Money Market Master Portfolio | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Money Market Master Portfolio | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Money Market Master Portfolio | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Money Market Master Portfolio | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Money Market Master Portfolio | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Money Market Master Portfolio | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%

[1]	Excludes short-term securities.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Excludes short-term securities, short investments and options, if any.
[4]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[5]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
[7]	Ten largest sectors are presented. Additional sectors are found in Other.
[8]	Excludes underlying investments in equity swaps.